Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000127071
Account Value [Line Items]
Line Graph and Table Measure Name		1789 Growth & Income Fund - Class P Shares
Accumulated Value	$ 10,000		$ 10,201	$ 10,888	$ 11,202	$ 13,215	$ 12,443	$ 16,209	$ 15,362	$ 15,762	$ 20,120	$ 22,027
C000092837
Account Value [Line Items]
Line Graph and Table Measure Name		1789 Growth & Income Fund - Class C Shares
Accumulated Value	10,000		10,102	10,669	10,866	12,691	11,830	15,263	14,318	14,539	18,367	19,914
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,451	12,921	13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,451	12,921	13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
Dow Jones U.S. Select Dividend Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones US Select Dividend Index
Accumulated Value	10,000		11,349	13,257	13,920	15,406	13,117	19,411	20,163	18,644	25,029	26,897
Dow Jones U.S. Select Dividend Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones US Select Dividend Index
Accumulated Value	$ 10,000		$ 11,349	$ 13,257	$ 13,920	$ 15,406	$ 13,117	$ 19,411	$ 20,163	$ 18,644	$ 25,029	$ 26,897